UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Equity attributable to owners of parent [member]	Share capital Ordinary shares	Share capital Preference shares	Share premium Ordinary shares	Share premium Preference shares	Other equity Ordinary shares	Other equity Preference shares	Equity-settled share based payments	Warrants	Other reserve	Foreign currency translation reserve	Remeasurement of post-employment benefit obligations	Accumulated losses	Non-controlling interests
Equity balance as of beginning of the year at Mar. 31, 2023	€ 6,343	€ 373	€ 1,928	€ 266	€ 1,584,012	€ 268,327	€ (114)	€ (3)	€ 55,362		€ (1,013,666)	€ (14,981)	€ 2,664	€ (883,420)	€ 5,970
Profit for the period	11,445	7,721												7,721	3,724
Other comprehensive income / (loss)	1,401	2,091										2,091	27	(27)	(690)
Total comprehensive income for the period	12,846
Total comprehensive income	12,846	9,812										2,091	27	7,694	3,034
Employee share schemes	2,818	2,818							2,818
Vested RSA shares	(1,751)	(1,751)			3,754		6		(5,513)
Dividends	(2,658)			8		(8)									(2,658)
Total contributions and distributions	(1,591)	1,067		8	3,754	(8)	6		(2,695)						(2,658)
Equity balance as of end of the year at Sep. 30, 2023	17,598	11,252	1,928	274	1,587,766	268,319	(108)	(3)	52,667		(1,013,666)	(12,890)	2,691	(875,726)	6,346
Profit for the period	1,790
Other comprehensive income / (loss)	860
Total comprehensive income for the period	2,650
Equity balance as of end of the year at Sep. 30, 2023	17,598	11,252	1,928	274	1,587,766	268,319	(108)	(3)	52,667		(1,013,666)	(12,890)	2,691	(875,726)	6,346
Equity balance as of beginning of the year at Mar. 31, 2024	70,324	61,917	2,022	274	1,633,329	268,319	(108)	(3)	56,017	€ 1,640	(1,019,684)	(12,446)	1,889	(869,332)	8,407
Profit for the period	43,706	38,431												38,431	5,275
Other comprehensive income / (loss)	(5,038)	(5,086)								(3,056)	(4,285)	2,421	(722)	556	48
Total comprehensive income for the period	38,668	33,345								(3,056)	(4,285)	2,421	(722)	38,987	5,323
Employee share schemes	2,327	2,327							2,327
Vested RSA shares	(997)	(997)			2,404		4		(3,405)
Dividends	(2,822)			12		(12)									(2,822)
Buy-back program	(1,908)	(1,908)			(1,907)		(1)		0
Other movements	107	(105)									(77)			(28)	212
Total contributions and distributions	(3,293)	(683)		12	497	(12)	3		(1,078)		(77)			(28)	(2,610)
Equity balance as of end of the year at Sep. 30, 2024	105,699	94,579	2,022	286	1,633,826	268,307	(105)	(3)	54,939	(1,416)	(1,024,046)	(10,025)	1,167	(830,373)	11,120
Profit for the period	16,632
Other comprehensive income / (loss)	(3,911)
Total comprehensive income for the period	12,721
Equity balance as of end of the year at Sep. 30, 2024	€ 105,699	€ 94,579	€ 2,022	€ 286	€ 1,633,826	€ 268,307	€ (105)	€ (3)	€ 54,939	€ (1,416)	€ (1,024,046)	€ (10,025)	€ 1,167	€ (830,373)	€ 11,120